Schedule of Earnings Per Share, Basic and Diluted (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	748,224	3,456	117,842,000	3,554,000
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	25,259	619	494,000	595,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	136	187	164,000	144,000
Six Percent Convertible Exchangeable Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	0	0
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	2	2	2,000	2,000
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	162,588
Series E Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	458,333
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	101,905	2,648	117,182,000	2,648,000